Schedule of Maturity Analysis of Lease Liabilities (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	₪ 27,451
Current maturities of lease liability	4,349
Long-term lease liability	23,102	₪ 21,371
Payments of lease liabilities	4,603
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	4,349
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	13,273
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₪ 9,829